UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brave Warrior Capital, Inc.
Address: 12 East 49th Street
         14th Floor
         New York, NY  10017

13F File Number:  28-01658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryan R. Lawrence
Title:     Principal
Phone:     (212) 421-9760

Signature, Place, and Date of Signing:

     /s/ Bryan R. Lawrence     New York, NY     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $953,062 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCH CAP GROUP LTD             ORD              G0450A105    54476   731218 SH       SOLE                   731218        0        0
BANK OF AMERICA CORPORATION    COM              060505104      209    14532 SH       SOLE                    14532        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    44982  2361277 SH       SOLE                  2361277        0        0
COMCAST CORP NEW               CL A             20030N101      270    15547 SH       SOLE                    15547        0        0
COMCAST CORP NEW               CL A SPL         20030N200   123181  7497308 SH       SOLE                  7497308        0        0
CROSSTEX ENERGY INC            COM              22765Y104      238    37125 SH       SOLE                    37125        0        0
CROSSTEX ENERGY L P            COM              22765U102    21644  2053533 SH       SOLE                  2053533        0        0
DELL INC                       COM              24702R101    19347  1604198 SH       SOLE                  1604198        0        0
FEDERAL HOME LN MTG CORP       COM              313400301       30    71965 SH       SOLE                    71965        0        0
FISERV INC                     COM              337738108    49266  1078982 SH       SOLE                  1078982        0        0
GOOGLE INC                     CL A             38259P508   112115   251973 SH       SOLE                   251973        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   115463  1532353 SH       SOLE                  1532353        0        0
LOCKHEED MARTIN CORP           COM              539830109    98599  1323475 SH       SOLE                  1323475        0        0
MASTERCARD INC                 CL A             57636Q104    46132   231205 SH       SOLE                   231205        0        0
NICHOLAS FINANCIAL INC         COM NEW          65373J209      240    29177 SH       SOLE                    29177        0        0
RYANAIR HLDGS PLC              SPONSORED ADR    783513104   125493  4632461 SH       SOLE                  4632461        0        0
STAR GAS PARTNERS L P          UNIT LTD PARTNR  85512C105      671   153970 SH       SOLE                   153970        0        0
TIDEWATER INC                  COM              886423102      760    19625 SH       SOLE                    19625        0        0
US BANCORP DEL                 COM NEW          902973304   114558  5125634 SH       SOLE                  5125634        0        0
VISA INC                       COM CL A         92826C839    25388   358840 SH       SOLE                   358840        0        0